Dear Fellow Shareholders:
Exceptional returns and growth in assets under management highlight our report for the fiscal year ending June 30, 2000 for both of the fixed income portfolios in the Morgan Keegan Select Series. As the investment advisor, our primary mission is to deliver competitive performance results.
To that end, both portfolios have outperformed their respective indices. For the six-month period ending June 30, 2000, the Intermediate portfolio returned 4.56%, while the Lehman Intermediate Aggregate Index posted a 4.04% return. For the year ending June 30, 2000, the Intermediate Fund provided a 6.46% return, versus 4.77% for the Index. The High Income portfolio performance for the six-month period ending June 30, 2000, was 7.50%. This advance stacked up well against the Lehman BB High Yield Index return of 1.34%. For the year ending June 30, 2000, the High Income portfolio returned 10.14%, compared to a return of 2.14% for the Lehman BB Index.
While a portfolios total return is the bottom line in performance measurement, it is also important to consider how the bottom line is produced. In managing the Intermediate and High Income portfolios, our performance goals include providing stable income (dividends) and principal value (share price). Over the past year, both portfolios have exhibited more stability with regard to principal value than the comparable market indices. Income distributions have also proven quite stable in spite of the fact that yields on government bonds (10 yr.) rose over 100 basis points from June of 1999 to January of 2000 and then fell more than 80 basis points over the next six months. In light of this significant interest rate volatility over the last year, we are quite pleased with out stable share price and consistent dividend payouts and hope to see both continue in the future.
We are also pleased to report that asset growth in the Select Series continues to advance at a considerable pace. Total assets in the Intermediate portfolio grew 12.8% over the six-month period ending June 30, 2000 and 96.5% from the previous year-end. The High Income portfolio also experienced considerable growth, increasing 42.5% and 199.0% over the same respective periods. Asset growth in the Select Fund fixed income portfolios stands in stark contrast to general bond mutual fund flows, both investment-grade and high yield, which have been decidedly negative over the last twelve months. The considerable outflow of investment capital from bond funds is the result of a very turbulent bond market that began to affect market participants in late 1998. More recently Federal Reserve policy has been, by far, the most powerful force driving financial markets. Over the past thirteen months, the Federal Reserve has raised short-term rates six times, from 4.75% to 6.50%, in an attempt to moderate the pace of U.S. economic growth and to avert any further increases in the inflation rate. To make things more difficult, this typical interest rate cycle has been accompanied by a pronounced credit deterioration cycle, making positive performance results even more elusive. Intermediate investment-grade bonds outperformed similar long-term bonds but underperformed most structured finance securities, such as mortgage-backed and asset-backed bonds. Our emphasis on these asset classes has helped stabilize our portfolios by producing steady cash flows from fixed-asset pools. The markets sensitivity to creditworthiness was most evident in the high yield or below-investment grade arena. High yield corporate bond indices underperformed their investment grade counterparts for both the six and twelve-month periods ended June 30, 2000. Even within the high yield universe, the highest credit quality bonds outperformed lower rated issues by a wide margin.
Despite the difficult environment, the Select portfolios have rewarded investors with good performance, and we believe that market conditions are set improve. Recent economic data leads us to believe that we are in the mature stages of this interest rate cycle, meaning that interest rate hikes by the Federal Reserve should be nearing an end. If tradition holds, market participants will begin to invest in more aggressive financial assets again, as short-term rates stabilize. Maintaining fully invested portfolios under such conditions should prove rewarding to Select Fund investors.


/s/ Allen Morgan, Jr.   /s/ Jim Kelso
Allen Morgan, Jr.      Jim Kelsoe
President and Director      Portfolio Manager

Below are the load-adjusted performance figures for the Morgan Keegan Select Funds Intermediate Bond and High Income portfolios.

Intermediate Bond Fund

                                    Six Months      Twelve Months
                                  Ended 6/30/00     Ended 6/30/00
     Class A shares                    2.34%           4.05%
     Class C shares                    4.25%           5.81%
     Class I shares                    4.56%           6.46%

[FN]

Class A shares carry a maximum sales load of 2% with a 12b-1 fee of .25%. Class C shares carry no sales load but have a 12b-1 fee of .60%. Class I shares carry no sales load or 12b-1 fee.

High Income Fund

                                   Six Months      Twelve Months
                                 Ended 6/30/00     Ended 6/30/00
     Class A shares                  4.69%              7.23%
     Class C shares                  7.11%              9.33%
     Class I shares                  7.50%             10.14%

Class A shares carry a maximum sales load of 2.5% with a 12b-1 fee of .25%. Class C shares carry no sales load but have a 12b-1 fee of .75%. Class I shares carry no sales load or 12b-1 fee.


*The performance cited represents that of the Class I shares for both portfolios, which do not carry a sales load. Past performance is not indicative of future results. Share price and return will vary, so you may have a gain or loss of principal when you sell your shares.
Holdings mentioned in this report may or may not be currently owned by the Fund.

Asset Backed Securities - Investment Grade - 64.8%
  Commercial Loans - 13.1%
  $100,000  Comm 1999-1 F, 7.239% 10/15/08   A   $91,947   $87,993
   400,000  Commercial Mortgage 1999-C2, 7.80% 7/17/13   A   381,699   391,000
   300,000  Deutsche Mtg. & Asset 1998-C1 C, 6.861% 3/15/08  A   297,948   278,022
   300,000  GMACC 1997-C1 A3, 6.869% 8/15/07   A   306,768   289,116
   600,000  GMACC 1997-C2 B, 6.703% 12/15/07   AA   542,554   557,922
                                                  1,620,916   1,604,053

  Home Equity Loans (High Loan-To-Value) - 26.3%
  100,000     Cityscape Home Equity 1997-3 B, 8.17% 7/25/18  BBB+  91,382  94,777
  500,000  Cityscape Home Equity 1997-4 M2, 7.71% 10/25/18  A  469,428  61,975
  399,708  Empire Funding 1998-1 M2, 7.43% 6/25/24  A  371,289  368,975
  244,821  Empire Funding 1998-1 B1, 8.56% 6/25/24  BBB  203,697  211,737
  300,000  Empire Funding 1998-2 B1, 9.03% 6/25/24  BBB  241,592  256,947
  300,000  First Plus Home Loan 1997-2 M2, 7.59% 4/10/23  A  286,451  286,170
  600,000  First Plus Home Loan 1997-2 B1, 7.93% 4/10/23  BBB  541,122  531,984
  300,000  First Plus Home Loan 1998-2 M2, 7.51% 5/10/24  AAA  275,631  282,960
  300,000  First Plus Home Loan 1998-1 B1, 7.63% 1/10/24 (a)  BBB  243,916  250,959
  200,000  Impac Secured Assets 1998-1 M2, 7.77% 7/25/25  A  186,354  177,808
  300,000  PSB Lending 1997-3 M2, 7.63% 2/20/24  A  274,841  281,199
                                                 3,185,703     3,205,491

  Home Equity Loans (Non-High Loan-To-Value) - 9.2%
  100,000  Amresco Residential 1997-2 M2F, 7.665% 6/25/27  A+  98,261  97,532
  270,000  Countrywide Certificates 1999-1 AF2, 6.16% 9/25/25  AAA  260,222  257,229
  500,000  Delta Funding Home Equity 1998-1 A4F, 6.55% 3/25/27  AAA  437,602  440,690
  350,000  The Money Store, 7.495% 5/15/30  A  324,509  323,666
                         1,120,594     1,119,117

  Home Improvement Loans - 6.7%
  350,000  Green Tree Fin. Corporation 1998-E HEM2, 7.27% 6/15/28  A+  328,290  320,180
  600,000  Keystone Owner Trust 1998-P2 B1, 8.5% 1/25/29 (a)  BBB-  488,604  501,168
                         816,894     821,348

  Legal Settlements - 1.5%
  200,783  Structured Settlements 1999-A A, 7.25% 12/20/15 (a)  A  186,956  187,827

  Manufactured Housing Loans - 3.0%
  200,000  Green Tree Fin. Corporation 1997-4 B1, 7.23% 2/15/29  BBB+  191,497  178,240
  200,000  UCFC Manufactured Housing 1996-1 M, 7.9% 1/15/28  A  186,901  190,988
                         378,398     369,228

  Small Business Loans - 4.2%
  499,968  ACLC Business Trust 1999-2, 9.35% 1/15/21 (a)  A  489,852  506,519

          Student Loans - 0.8%
  95,235  Banc One Student Loan 1994-A A2, 6.82% 10/25/16  AAA  89,559  90,474
                         7,888,872     7,904,056

Corporate Bonds - Investment Grade - 28.4%
          Automobile Manufacturers - 1.9%
     250,000     General Motors Acceptance Corp., 6.15% Bond 4/05/07     A     243,609     232,708
          Automobile Rental - 2.2%
     275,000     Hertz Corp., 7.625% Bond 8/15/07     A-     273,194     273,479
          Banks - 2.4%
     300,000     Bank One, 6.875% Bond 8/01/06     A+     293,195     289,902
          Brokerage and Investment - 2.1%
     290,000     Merrill Lynch & Co., 6.00% Bond 2/17/09     AA     273,189     258,149
          Financial - 1.5%
     200,000     Provident Companies Inc., 6.375% Bond 7/15/05     BBB+     198,664     185,010
          Machinery - 1.2%
     155,000     Thermo Electron Corp., 7.625% Bond 10/30/08     A     145,017     145,942
          Optical Supplies - 2.8%
     400,000     Sola International, 6.875% Bond 3/15/08     BBB     372,953     343,124
          Real Estate Investment Trusts - 3.7%
     175,000     American Health Properties, 7.50% Bond 1/5/07     BBB     158,261     160,997
     300,000     New Plan Realty, 6.80% Bond 5/15/02     A     295,976     295,836
                         454,237     456,833
          Retail - Auto Parts - 2.8%
     360,000     AutoZone, 6.00% Bond 11/01/03     A     350,789     340,067
          Special Purpose Entity - 5.3%
     185,000     BHP Finance USA LTD., 6.42% Bond 3/01/26     A     182,533     179,731
     500,000     Deutsche Bank Capital Funding, 7.872% Bond 12/29/49 (a)     AA     500,000     464,030
                         682,533     643,761
          Telecommunications - 1.7%
     250,000     Metronet Communications, Bond 6/15/08      BBB     193,072     202,180
          (Zero coupon through 6/15/03, thereafter 9.95%)
          Transportation - 0.8%
     100,000     US Freightways, 6.50% Bond 5/01/09     A     99,273     92,884
                         3,579,724     3,464,038
     Corporate Bonds - Non-Investment Grade - 1.5%
Containers - Metal/Glass
     200,000     Owens-Ill. Inc., 8.10% Bond 5/15/07     BB+  198,168 186,794
     Mortgage Backed Securities - Investment Grade - 5.3%
Collateralized Mortgage Obligation
     200,000     Residential Asset Trust 1998-A5 A11, 6.75% 5/25/28     AAA
194,678     187,948
     486,393     Norwest Asset Corp 1997-10 A4, 7.00% 8/25/27     AAA
468,389     462,780
                         663,067     650,728
     Total Investments In Securities          $12,329,831     $12,205,616

(a) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other accredited investors. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management. The aggregate value of these securities at June 30, 2000, was $1,910,503 which represent 15.5% of total net assets.

(b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.

Asset Backed Securities - Investment Grade - 20.5%
               Commercial Loans - 0.5%
     $100,000          Comm 1999-1 F, 7.239% 10/15/08     BBB-     $     91,947     $     87,993
               Home Equity Loans (High Loan-To-Value) - 15.5%
     500,000          Cityscape Home Equity Trust 1997-3 B, 8.17% 7/25/18     BBB+     458,069     473,885
     519,620          Empire Funding 1998-1 B1, 8.56% 6/25/24     BBB     439,215     449,400
     1,788,750          Empire Funding 1998-2 B1, 9.03% 6/25/24     BBB-     1,441,088     1,532,046
     420,000          First Plus Home Loan 1997-4 B1, 7.69% 9/11/23 (a)     BBB     346,941     363,926
     200,000          First Plus Home Loan 1998-1 B1, 7.63% 1/10/24 (a)     BBB     162,609     167,306
                         2,847,922     2,986,563
               Home Improvement Loans - 3.9%
     900,000          Keystone Owner Trust 1998-P2 B1, 8.50% 1/25/29 (a)     BBB-     727,260     751,752
               Manufactured Housing Loans - 0.6%
     125,000          Green Tree Fin. Corp. 1997-4 B1, 7.23% 2/15/29     BBB+     119,687     111,400
                         3,786,816     3,937,708
Asset Backed Securities - Non-Investment Grade - 24.5%
Equipment Leases - 6.6%
     1,000,000          Pegasus Aviation Lease 1999-1A D1, 5.878% 3/25/29 (a)     BB     537,852     550,270
     997,139          Pegasus Aviation Lease 2000-1 D1, 8.42% 3/25/30 (a)     BB     697,009     714,321
                         1,234,861     1,264,591
               Home Equity Loans (High Loan-To-Value) - 17.9%
     925,000          First Plus Home Loan 1997-4 B2, 8.52% 9/11/23 (a)     BB     517,969     598,854
     1,500,000          First Plus Home Loan 1998-1 B2, 8.02% 1/10/24 (a)     BB     879,749     881,970
     750,000          First Plus Home Loan 1998-2 B2, 8.36% 5/10/24 (a)     BB     413,339     441,810
     1,000,000          First Plus Home Loan 1998-3 B2, 8.08% 5/10/24 (a)     Non-rated     592,200     587,120
     1,500,000          Master Fin Asset Trust 1998-2 B2, 10.02% 9/20/24     BB     934,430     935,130
                         3,337,686     3,444,884
                         4,572,547     4,709,475

Corporate Bonds - Investment Grade - 10.7%
Banks - 2.4%
     500,000          Colonial Bank, 8.0% Bond 3/15/09     BBB-     482,741     461,145
               Medical - Hospitals - 3.6%
     350,000          Health Care REIT, 7.625% Bond 3/15/08     BBB-     298,073     289,328
     500,000          Healthsouth, 3.25% Bond 4/01/03     BBB-     406,615     395,400
                         704,688     684,728
               Machinery - 0.9%
     175,000          Thermo Electron, 4.25% Bond 1/01/03 (a)     BBB     147,532     162,087
               Optical Supplies - 1.3%
     300,000          Sola International, 6.875% Bond 3/15/08     BBB     279,411     257,343
               Pharmacy Services - 1.9%
     500,000          Omnicare, 5.0% Bond 10/01/07     BBB- 345,308   368,780
               Waste Disposal - 0.6%
     125,000          WMX Technologies, 7.1% Bond 8/01/26     BBB     113,455
119,474
                         2,073,134     2,053,556
Corporate Bonds - Non-Investment Grade - 22.5%
Automobile/Equipment Rental - 1.4%
     300,000          United Rentals, 9.25% Bond 1/15/09  BB- 282,794 272,559
               Containers - Metal/Glass - 1.5%
     300,000          Owens-Ill. Inc., 8.10% Bond 5/15/07  BB+  303,768 280,191
               Finance - Customer - 0.3%
     100,000          Macsaver Financial, 7.875% Bond 8/01/03 BB+ 79,262 60,810
               Insurance - 1.3%
     400,000          Vesta Insurance Group, 8.75% Bond 7/15/25 B+ 238,176
257,452
               Medical - Hospitals - 2.9%
     200,000          Columbia/HCA Healthcare, 6.91% Bond 6/15/05     BB+
186,002     183,786
     140,000          Columbia/HCA Healthcare, 6.875% Bond 7/15/01     BB+
135,586     137,340
     250,000          Tenet Healthcare, 8.0% Bond 1/15/05     BB+     245,996
243,783
                         567,584     564,909

               Retail - Petroleum Products - 0.9%
     300,000          Clark USA Inc., 10.875% Bond 12/01/05     B+     280,393
176,769
               Ship Building - 2.4%
     775,000          Friede Goldman, 4.50% Bond 9/15/04  B 519,380  465,000
               Telecommunications - 10.7%
     390,000          AMSC Acquisition, 12.25% Bond 4/01/08     B-   328,772
309,176
     500,000          Crown Castle, Bond 5/15/11 (Zero coupon through 5/15/04,
 B     311,313     304,310
               thereafter 10.375%)
     300,000          Global Crossing, 9.625% Bond 5/15/08     BB+     311,668
295,095
     400,000          GlobalStar LP, 11.50% Bond 6/01/05     B     312,242
125,624
     600,000          Level 3 Communications, Bond 12/01/08 (Zero coupon through
12/01/03,     B     381,999     361,314
               thereafter 10.50%)
     500,000          Nextel Communications, 9.75% Bond 10/31/07     B
372,664     369,365
     300,000          QWest Communications, 7.25% Bond 11/01/08     BB+
291,252     283,509
                         2,309,911     2,048,393
               Textiles - 1.1%
     250,000          Westpoint Stevens, 7.875% Bond 6/15/08     BB
245,040     205,615
                         4,826,309     4,331,698
Mortgage Backed Securities - Non-Investment Grade - 7.0%

Collateralized Mortgage Obligation                                   185,672
      Chase Mtge Fin Corp 1999-S7 B5, 6.25% 6/25/14 (a)     Non-rated
55,560     50,722               243,496          GE Capital Mtge Services
1998-26 B5, 6.25% 2/25/14 (a)     Non-rated     70,646     67,018
     422,218          Hanover SPC-2, 6.25% 10/01/14 (a)     BB     363,746
351,691               637,485           Norwest Asset Corp. 1999-5 B6, 6.25%
3/25/14 (a)     Non-rated     194,760     178,738               431,863
  Norwest Asset Corp. 1999-15 B6, 6.25% 6/25/14 (subordinated class) (a)
Non-rated     130,605     120,334               769,905          CS First
Boston Mtg. 1998-1 B2, 6.75% 9/25/28 (subordinated class)     BB     601,200
 579,546
                    1,416,518     1,348,049

Stocks - 11.1%
     (shares)
     25,000          Amresco Capital Trust          220,056     253,125
      5,500          Colonial Properties          94,050     119,972
     2,000          Crown Castle International          66,175     73,000
     7,000          General Growth Properties          151,357     152,250
     10,000          Health Care Property          168,100     198,130
     15,000          Healthsouth          77,630     107,820
     8,000          Health Care REIT          137,985     130,000
     1,000          Level 3 Communications          74,575     88,000
     3,000          Nextel Communications          151,969     183,564
     2,500          QWest Communications          88,279     124,220
     12,000          RFS Hotel Investors          134,205     141,000
     8,000          Sovran Self Storage          152,480     177,504
     9,000          Star Gas Partners          146,993     138,375
     3,700          Storage USA          99,812     109,150
     4,000          United Rentals          64,175     68,500
     2,500          Global Crossing          80,378     65,783
                         1,908,217     2,130,392

Repurchase Agreement - 3.7%
     State Street Bank & Trust Company
     Dated June 30, 2000, 3.0%, to be repurchased at $720,180
     on July 3, 2000 (Euro deposit).          720,000     720,000
Total Investments in Securities          $19,303,541     $19,230,879

[FN]
(a) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other accredited investors. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management. The aggregate value of these securities at June 30, 2000, was $5,987,919 which represent 31.1% of total net assets.
(b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.

               Intermediate     High Income
               Bond Fund     Fund
Assets:
     Investments, in securities as detailed in the accompanying schedules at
value      $12,205,616     $19,230,879
          (cost $12,329,831 and $19,303,541, respectively)
     Cash on deposit with custodian     86,383     1,017
     Accrued interest and dividends receivable     134,940     239,259
TOTAL ASSETS     12,426,939     19,471,155
Liabilities:
     Accrued expenses     20,106     20,120
     Payable for fund shares redeemed          750
     Distributions payable     74,176     174,277
     Due to affiliates     6,788     38,206
Total Liabilities     101,070     233,353
Net Assets     12,325,869     19,237,802
Net Assets consist of:
     Excess distribution from net investment income     (10,856)
     Accumulated net realized gain (loss) from sale of investments (58,518)
7,441
     Net unrealized depreciation of investments     (124,215)     (72,662)
     Net proceeds of capital stock, par value $.001 per share-authorized
     1 billion shares; outstanding 1,265,900 and 1,927,163 shares, respectively
12,519,458     19,303,023
NET ASSETS     $12,325,869     $19,237,802
Shares Outstanding and Net Asset Value Per Share:
     Class A shares
          Net Assets     $6,101,095     $5,542,495
          Shares outstanding     626,663     555,213
          Net Asset Value per share     $9.74     $9.98
     Class C shares
          Net Assets     $4,401,369     $7,806,453
          Shares outstanding     451,981     781,998
          Net Asset Value per share     $9.74     $9.98
     Class I shares
          Net Assets     $1,823,405     $5,888,854
          Shares outstanding     187,256     589,952
          Net Asset Value per share     $9.74     $9.98

[FN]
See accompanying notes to audited financial statements.

               Intermediate     High Income
               Bond Fund     Fund
Investment Income:
     Interest     $824,998     $1,607,499
     Dividends                  117,188
               824,998     1,724,687
Expenses:
     Management fee     40,855     101,623
     Distribution fee     33,885     51,706
     Legal fees     9,798     9,798
     Audit      10,750     10,750
     Accounting and transfer agent fees     42,000     42,000
     Custodian costs     12,072     12,089
     Registration fees     1,575     1,575
     Directors fees     5,500     5,500
     Other      9,805     9,788
     Less:  Fee waiver and reimbursement from Advisor in excess of limitation
  (65,966)     (57,625)
               100,274     187,204
Net Investment Income     724,724     1,537,483
Realized and Unrealized Gains (Losses) on Investments:
     Change in unrealized depreciation for the period  (24,222)   (32,400)
     Net realized gain (loss) on securities     (58,518)     21,211
Increase in net assets resulting from operations     $641,984      $1,526,294

[FN]
See accompanying notes to audited financial statements.

Intermediate Bond Fund

               2000     1999
Increase (decrease) in net assets from operations:
     Net investment income     $724,724     $59,334
     Unrealized depreciation, net     (24,222)     (99,993)
     Net realized gain (loss) from securities transactions     (58,518)     435
     Increase (decrease) in net assets resulting from operations641,984(40,224)
     Distributions to shareholders from net investment income:
          Class A     (380,346)     (30,196)
          Class C     (234,062)     (18,933)
          Class I     (110,316)     (10,205)
     Distributions to shareholders in excess of net investment income:
          Class A     (5,374)
          Class C     (3,876)
          Class I     (1,606)
     Distributions to shareholders from net realized gain on investments:
          Class A     (215)
          Class C     (155)
          Class I     (64)
     Total distributions to shareholders     (736,014)     (59,334)

Capital share transactions
     Proceeds from shares sold:
          Class A (350,267 and 323,608 shares)     3,422,705     3,243,277
          Class C (249,165 and 199,791 shares)     2,426,320     1,993,465
          Class I (69,773 and 105,780 shares)      679,114     1,058,501
     Proceeds from sales of shares as a result of reinvested dividends:
          Class A (36,159 and 766 shares)      351,487     7,621
          Class C (19,938 and 179 shares)     193,697     1,783
          Class I (11,071 and 1,051 shares)     107,585     10,540
     Less shares redeemed:
          Class A (81,021 and 4,511 shares)     (778,563)     (45,198)
          Class C (18,755 and 0 shares)     (182,833)
          Class I (2,086 and 4 shares)     (20,000)     (44)
     Net Increase in Net Assets from share transactions 6,199,512 6,269,945
Total Increase In Net Assets     6,105,482     6,170,387
NET ASSETS:
     Beginning of Period     6,220,387     50,000
     End of Period     $12,325,869     $6,220,387

[FN]
See accompanying notes to audited financial statements.

HIGH INCOME Fund

               2000     1999
Increase in net assets from operations:
     Net investment income     $1,537,483     $67,016
     Unrealized depreciation, net      (32,400)     (40,262)
     Net realized gain from securities transactions     21,211
     Increase in net assets resulting from operations     1,526,294     26,754
     Distributions to shareholders from net investment income:
          Class A     (409,691)     (11,450)
          Class C     (622,930)     (45,189)
          Class I     (504,862)     (10,377)
     Distributions to shareholders from net realized gain on investments:
          Class A     (3,967)
          Class C     (5,588)
          Class I     (4,215)
     Total distributions to shareholders     (1,551,253)     (67,016)

Capital share transactions
     Proceeds from shares sold:
          Class A (445,733 and 99,221 shares)     4,416,832     1,013,308
          Class C (379,662 and 397,050 shares)     3,732,576     4,072,293
          Class I (484,489 and 93,206 shares)      4,841,732     953,654
     Proceeds from sales of shares as a result of reinvested dividends:
          Class A (26,150 and 232 shares)      256,966     2,382
          Class C (51,324 and 734 shares)     505,567     7,554
          Class I (40,759 and 295 shares)     400,410     3,038
     Less shares redeemed:
          Class A (17,767 and 24 shares)     (174,167)     (249)
          Class C (48,439 and 0 shares)     (477,876)
          Class I (26,859 and 3,604 shares)     (264,352)     (36,645)
     Net Increase in Net Assets from share transactions 13,237,688  6,015,335
Total Increase In Net Assets     13,212,729     5,975,073
NET ASSETS:
     Beginning of Period     6,025,073     50,000
     End of Period     $19,237,802     $6,025,073

[FN]
See accompanying notes to audited financial statements.

Note 1:  Summary of Significant Accounting Policies
Morgan Keegan Intermediate Bond Fund and Morgan Keegan High Income Fund (the Funds) are separate diversified investment portfolios and series of capital stock of Morgan Keegan Select Fund, Inc., an open-end management investment company. The investment objectives of the Funds are as follows:

     The objective of the Morgan Keegan Intermediate Bond Fund is total return (including capital appreciation and income) by investing in investment grade, fixed income debt securities. The Morgan Keegan Intermediate Bond Fund will invest at least 65% of total assets in investment grade, intermediate term maturity bonds with average effective maturities between 3 and 10 years.

     The objective of the Morgan Keegan High Income Fund is total return (includ-ing capital appreciation and income) by investing in below investment grade, fixed income debt securities. The Morgan Keegan High Income Fund primarily invests in debt securities rated below investment grades by Standard and Poors or Moodys rating agency.

All organizational costs will be unconditionally absorbed by Morgan Asset Management, Inc. (the Advisor).

The inception of the Funds was January 13, 1999, and the commencement of operations was March 22, 1999. The only transaction prior to March 22, 1999 was the initial contribution of $50,000 for each Fund from the Advisor on January 13, 1999.

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation:
The Funds use an outside pricing service to obtain market quotations for its equity securities. Fixed income securities are valued at fair value as determined in good faith by management under supervision of the Board of Directors. The Funds utilize an internal pricing matrix system to determine valuations on fixed income securities using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Short-term securities are valued at amortized cost or original cost plus accrued interest, both of which approximate market value.

Federal Income Taxes:
     The Funds policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Other Policies:
     The Funds follow industry practice and records security transactions on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest is recognized on an accrual basis.

Repurchase Agreements:
     It is the Funds policy for securities purchased under agreements to resell to have market value equal to or greater than the Funds purchase price and to have such securities taken into possession by the Funds custodian.

Use of Estimates:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Note 2:  Multiple Class Structure and Plan of Distribution
A multiple class structure has been adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended, on behalf of each Fund. Each Fund offers three share classes Class A, Class C and Class I. Class A shares are sold with an initial sales charge. Class C shares are sold without an initial sales charge and are subject to a contingent deferred sales charge within the first year of purchase. Class I shares are sold without sales charges of any kind and are available only to certain retirement accounts and other special programs. The Class A and Class C shares at each Fund have a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Note 3:  Payment to Related Parties
Morgan Asset Management, Inc. is the investment advisor for each Fund. Morgan Keegan and Company, Inc. acts as a distributor of each of the Funds shares under a plan of distribution pursuant to Rule 12b-1. Investment advisory and management fees and 12b-1 distribution fees are based on a percentage of each Funds average daily net assets value. The following chart represents sales charges and fees:

Morgan Keegan Intermediate Bond Fund
     Class A      Class C     Class I
Initial Sales Charge     2.00%
Deferred Sales Charge          1.00%
Investment Advisory Fee     0.40%     0.40%     0.40%
12b-1 Fees     0.25%     0.60%

Morgan Keegan High Income Fund
     Class A      Class C     Class I
Initial Sales Charge     2.50%
Deferred Sales Charge          1.00%
Investment Advisory Fee     0.75%     0.75%     0.75%
12b-1 Fee     0.25%     0.75%

Morgan Keegan and Company, Inc. provides funds accounting services and transfer agent services for each Fund. The Advisor has agreed to waive its fee and to reimburse each Fund for a twelve month period ending March, 2001 to the extent each Funds annual operating expenses (excluding brokerage, interest, taxes and extraordinary expenses) exceed the following:

<
          Class A     Class C     Class I
Morgan Keegan Intermediate Bond Fund          0.90%         1.25%         0.65%
Morgan Keegan High Income Fund          1.25%         1.75%         1.00%


Note 4:  Investment Securities
Information related to investment securities (excluding short-term investments) by portfolio in 2000 is as follows:

               Morgan Keegan        Morgan Keegan
           Intermediate Bond Fund         High Income Fund
Cost of purchases     $9,066,586     $12,187,655
Proceeds from sales     2,906,466     785,048

Securities with appreciation     128,418     634,880
Securities with depreciation     (252,633)     (707,542)
Unrealized depreciation      $(124,215)      $(72,662)

               CLASS A     CLASS C     CLASS I   CLASS A   CLASS C   CLASS I
     Net Asset Value, beginning of period$9.85 $9.85 $9.85 $10.17 $10.18 $10.18
Income (loss) from Investment Operations:
     Net Investment Income     0.68     0.67     0.72     1.29     1.12     1.31
     Net Loss on Securities   (0.11)   (0.11)   (0.11)   (0.19)   (0.20)  (0.20)
     Total from Investment Operations 0.57 0.56 0.61 1.10  0.92 1.11
Less Distributions:
     Dividends (from net investment income)(0.67)(0.66)(0.71)(1.29)(1.12)(1.31)
     Dividends (in excess of net investment income)(0.01)(0.01)(0.01)
     Net Asset Value, end of period$9.74 $9.74 $9.74 $9.98 $9.98 $9.98
     Total Return *     6.17%     5.81%     6.46%     9.98%     9.33% 10.14%
Ratios/Supplemental Data
     Net Assets, end of period$6,101,095$4,401,369$1,823,405$5,542,495$7,806,453
     $5,888,854
     Expenses to Average Net Assets **   0.90%  1.25% 0.65% 1.25% 1.75% 1.00%
     Net Investment Income to Average Net Assets 6.95% 6.71%7.30% 10.89% 10.68%
     11.27%
     Portfolio Turnover Rate     30%     30%     30%     12%     12%     12%
For the Period from Commencement (March 22, 1999) to June 30, 1999



          CLASS A     CLASS C     CLASS I     CLASS A     CLASS C     CLASS I
 Net Asset Value, beginning of period $10.00 $10.00 $10.00 $10.00 $10.00 $10.00
Income (loss) from Investment Operations:
     Net Investment Income     0.16     0.15     0.16     0.20     0.18     0.20
     Net Gains (loss) on Securities(0.15)(0.15)(0.15)0.170.18   0.18
     Total from Investment Operations  0.01  0.00 0.01 0.37 0.36 0.38
Less Distributions:
     Dividends (from net investment income)(0.16)(0.15)(0.16)(0.20)(0.18)(0.20)
     Net Asset Value, end of period $9.85 $9.85 $9.85 $10.17 $10.18 $10.18
     Total Return *     0.06%  (0.04%)  0.13%  3.69%     3.64%     3.85%
Ratios/Supplemental Data
     Net Assets, end of period $3,164,863 $1,986,591 $1,068,933 $1,028,584
  $4,064,710     $931,780
     Expenses to Average Net Assets+  0.90% 1.25% 0.65% 1.25% 1.75%  1.00%
     Net Investment Income to Average Net Assets 6.48% 6.22% 6.82% 8.74% 8.65%
    9.40%
     Portfolio Turnover Rate     7%     7%     7%     0%     0%     0%

[FN]
*Total return does not include front end sales load.
**1.51%, 1.85%, 1.26%, 1.61%, 2.11%, and 1.37% before excess reimbursement and fee waiver from Advisor for classes A, C and I of the Intermediate Bond Fund and High Income Fund, respectively.
+3.41%, 3.82%, 3.13%, 4.39%, 4.86%, and 4.02% before excess reimbursement and fee waiver from Advisor for classes A, C and I of the Intermediate Bond Fund and High Income Fund, respectively.
See accompanying notes to audited financial statements.

Shareholder Information:7.47% of the ordinary income distribution from the High Income Fund qualifies for the corporate dividend received deduction.

     We have audited the accompanying statements of assets and liabilities including the schedules of investments of Morgan Keegan Intermediate Bond Fund and Morgan Keegan High Income Fund (funds within Morgan Keegan Select Fund, Inc.), as of June 30, 2000, and the related statements of operations, statements of changes in net assets and financial higlights for the periods presented. These financial statements and financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Keegan Intermediate Bond Fund and Morgan Keegan High Income Fund as of June 30, 2000, the results of their operations, changes in their net assets and financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America.

                                /s/ KPMG

Memphis, Tennessee
July 29, 2000

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(334) 928-0555
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ARKANSAS
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(941) 331-1100
GEORGIA
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(678) 566-2500
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VIRGINIA
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(804) 225-1100